Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2025	Dec. 31, 2024
2025 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(3.90%)
Real Disposable Income Per Capita Percentage		1.70%
Real formal average salary rate		1.80%
Private Formal Employment Percentage		3.50%
Real informal average salary rate		1.40%
2025 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(2.60%)
Real Disposable Income Per Capita Percentage		1.10%
Real formal average salary rate		1.30%
Private Formal Employment Percentage		3.00%
Real informal average salary rate		1.00%
2025 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(0.70%)
Real Disposable Income Per Capita Percentage		(0.70%)
Real formal average salary rate		0.00%
Private Formal Employment Percentage		2.10%
Real informal average salary rate		0.30%
2026 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(4.70%)
Real Disposable Income Per Capita Percentage	5.70%	2.40%
Real formal average salary rate	3.70%	0.90%
Private Formal Employment Percentage		3.00%
Real informal average salary rate	3.70%	1.30%
Gross Domestic Product Percentage	3.30%
2026 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(3.40%)
Real Disposable Income Per Capita Percentage	4.60%	2.00%
Real formal average salary rate	2.00%	0.50%
Private Formal Employment Percentage		2.60%
Real informal average salary rate	1.80%	0.50%
Gross Domestic Product Percentage	3.00%
2026 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(0.10%)
Real Disposable Income Per Capita Percentage	2.50%	1.30%
Real formal average salary rate	0.60%	(0.10%)
Private Formal Employment Percentage		2.10%
Real informal average salary rate	0.80%	(0.10%)
Gross Domestic Product Percentage	2.20%
2027 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(7.60%)
Real Disposable Income Per Capita Percentage	3.00%	3.20%
Real formal average salary rate	2.10%	1.40%
Private Formal Employment Percentage		3.20%
Real informal average salary rate	2.10%	1.20%
Gross Domestic Product Percentage	3.00%
2027 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(4.00%)
Real Disposable Income Per Capita Percentage	2.20%	2.70%
Real formal average salary rate	1.10%	0.70%
Private Formal Employment Percentage		2.80%
Real informal average salary rate	1.10%	0.70%
Gross Domestic Product Percentage	2.60%
2027 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(0.40%)
Real Disposable Income Per Capita Percentage	1.70%	2.30%
Real formal average salary rate	(0.10%)	0.10%
Private Formal Employment Percentage		2.30%
Real informal average salary rate	0.00%	0.10%
Gross Domestic Product Percentage	2.00%
2028 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Real Disposable Income Per Capita Percentage	4.40%
Real formal average salary rate	2.70%
Real informal average salary rate	2.40%
Gross Domestic Product Percentage	3.50%
2028 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Real Disposable Income Per Capita Percentage	3.50%
Real formal average salary rate	1.40%
Real informal average salary rate	1.30%
Gross Domestic Product Percentage	3.10%
2028 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Real Disposable Income Per Capita Percentage	2.90%
Real formal average salary rate	0.60%
Real informal average salary rate	0.00%
Gross Domestic Product Percentage	2.50%